Note 7 - Accounting Policies and New Standards Adopted - Revenue to be Recognized (Details) $ in Thousands	Mar. 31, 2019 CAD ($)
Statement Line Items [Line Items]
Gas and electricity flat-bill contracts	$ 75,636
Electricity and gas [member]
Statement Line Items [Line Items]
Gas and electricity flat-bill contracts	75,636
Electricity and gas [member] | Revenue from contract recognized April 1, 2019 to March 31, 2020 [member]
Statement Line Items [Line Items]
Gas and electricity flat-bill contracts	29,122
Electricity and gas [member] | Revenue from contract recognized April 1, 2020 to March 31, 2021 [member]
Statement Line Items [Line Items]
Gas and electricity flat-bill contracts	22,564
Electricity and gas [member] | Revenue from contract recognized April 1, 2021 to March 31, 2022 [member]
Statement Line Items [Line Items]
Gas and electricity flat-bill contracts	12,998
Electricity and gas [member] | Revenue from contract recognized after March 31, 2022 [member]
Statement Line Items [Line Items]
Gas and electricity flat-bill contracts	$ 10,952